Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3)(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($M)	Revenue(6) ($M)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)
2026	18,674,436	34,412,304	3,436,937	6,076,411	181.59	140.63	535.8	9,567.8
2025	16,745,127	20,775,755	3,603,836	3,868,019	186.85	165.40	499.8	8,627.8
2024	15,056,676	23,809,039	3,287,462	5,257,933	168.60	112.31	419.9	7,659.8
2023	10,524,801	15,532,126	2,674,283	4,222,816	133.60	93.28	384.7	6,702.5
2022	8,363,317	10,873,550	3,771,845	4,233,452	110.45	90.43	366.8	6,202.9

Named Executive Officers, Footnote	Mr. Mengucci is included as the Principal Executive Officer (PEO), CEO, for fiscal years 2026, 2025, 2024, 2023 and 2022.Messrs. MacLauchlan, Koegel, Ms. Gray and Dr. Young are included in the non-PEO NEO averages for 2026. Messrs. MacLauchlan, Probert, Koegel and Mmes. Gray and Weir are included in the non-PEO NEO averages for 2025. Messrs. MacLauchlan, Probert, Koegel, and Ms. Gray are included in the non-PEO NEO averages for 2024. Messrs. MacLauchlan, Probert, Koegel, Mutryn and Ms. Gray are included in the non-PEO NEO averages for 2023. Messrs. Mutryn, Probert, Koegel and Ms. Gray are included in the non-PEO NEO averages for 2022.
Peer Group Issuers, Footnote	Peer Group is Dow Jones US Computer Services Index Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company's share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company's share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is July 1.
PEO Total Compensation Amount	$ 18,674,436	$ 16,745,127	$ 15,056,676	$ 10,524,801	$ 8,363,317
PEO Actually Paid Compensation Amount	$ 34,412,304	20,775,755	23,809,039	15,532,126	10,873,550
Adjustment To PEO Compensation, Footnote

Fiscal Year	Summary Compensation Table Total for PEO ($)	Annual Stock Award ($)	Change in Pension Value ($)	Pension Service Cost ($)	Equity Value ($)	Compensation Actually Paid ($)
PEO
2026	18,674,436	(13,000,063)	(146,223)	—	28,884,154	34,412,304
2025	16,745,127	(12,000,385)	(175,432)	—	16,206,446	20,775,755
2024	15,056,676	(10,500,017)	(2,260)	—	19,254,641	23,809,039
2023	10,524,801	(6,700,105)	(640,202)	440,406	11,907,226	15,532,126
2022	8,363,317	(5,500,180)	(380,561)	1,093,724	7,297,250	10,873,550
Average of Non-PEO NEOs
2026	3,436,937	(2,075,382)	—	—	4,714,857	6,076,411
2025	3,603,836	(1,053,206)	—	—	1,317,389	3,868,019
2024	3,287,462	(1,625,137)	—	—	3,595,608	5,257,933
2023	2,674,283	(1,210,119)	—	—	2,758,652	4,222,816
2022	3,771,845	(2,525,230)	—	—	2,986,838	4,233,452

The amounts deducted or added in calculating the Equity Values are included in the table below. In 2026, 2025, 2024, 2023 and 2022, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of CAP year-over-year.

	Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Change in Fair Value as of Fiscal Year End for Unvested Awards ($)	Fair Value of Awards at Vesting Granted During Year ($)	Change in Value of Awards as of Vesting of Prior Year Awards ($)	Value of Forfeited Awards ($)	Value of Dividends ($)	Total Equity Value Included in CAP ($)
PEO
2026	11,690,366	7,182,032	—	10,011,756	—	—	28,884,154
2025	11,313,998	2,094,905	—	2,797,543	—	—	16,206,446
2024	14,386,558	5,063,956	—	-195,873	—	—	19,254,641
2023	8,747,659	3,533,633	—	(374,066)	—	—	11,907,226
2022	5,845,808	1,159,531	—	291,912	—	—	7,297,250
Average of Non-PEO NEOs

2026	1,956,926	859,083	—	1,898,847	—	—	4,714,857
2025	992,966	372,066	—	559,872	(607,516)	—	1,317,389
2024	2,226,675	1,362,941	—	5,992	—	—	3,595,608
2023	1,884,675	857,722	—	(99,774)	—	—	2,758,652
2022	2,598,364	344,102	—	44,372	—	—	2,986,838

Non-PEO NEO Average Total Compensation Amount	$ 3,436,937	3,603,836	3,287,462	2,674,283	3,771,845
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,076,411	3,868,019	5,257,933	4,222,816	4,233,452
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Summary Compensation Table Total for PEO ($)	Annual Stock Award ($)	Change in Pension Value ($)	Pension Service Cost ($)	Equity Value ($)	Compensation Actually Paid ($)
PEO
2026	18,674,436	(13,000,063)	(146,223)	—	28,884,154	34,412,304
2025	16,745,127	(12,000,385)	(175,432)	—	16,206,446	20,775,755
2024	15,056,676	(10,500,017)	(2,260)	—	19,254,641	23,809,039
2023	10,524,801	(6,700,105)	(640,202)	440,406	11,907,226	15,532,126
2022	8,363,317	(5,500,180)	(380,561)	1,093,724	7,297,250	10,873,550
Average of Non-PEO NEOs
2026	3,436,937	(2,075,382)	—	—	4,714,857	6,076,411
2025	3,603,836	(1,053,206)	—	—	1,317,389	3,868,019
2024	3,287,462	(1,625,137)	—	—	3,595,608	5,257,933
2023	2,674,283	(1,210,119)	—	—	2,758,652	4,222,816
2022	3,771,845	(2,525,230)	—	—	2,986,838	4,233,452

The amounts deducted or added in calculating the Equity Values are included in the table below. In 2026, 2025, 2024, 2023 and 2022, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of CAP year-over-year.

	Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Change in Fair Value as of Fiscal Year End for Unvested Awards ($)	Fair Value of Awards at Vesting Granted During Year ($)	Change in Value of Awards as of Vesting of Prior Year Awards ($)	Value of Forfeited Awards ($)	Value of Dividends ($)	Total Equity Value Included in CAP ($)
PEO
2026	11,690,366	7,182,032	—	10,011,756	—	—	28,884,154
2025	11,313,998	2,094,905	—	2,797,543	—	—	16,206,446
2024	14,386,558	5,063,956	—	-195,873	—	—	19,254,641
2023	8,747,659	3,533,633	—	(374,066)	—	—	11,907,226
2022	5,845,808	1,159,531	—	291,912	—	—	7,297,250
Average of Non-PEO NEOs

2026	1,956,926	859,083	—	1,898,847	—	—	4,714,857
2025	992,966	372,066	—	559,872	(607,516)	—	1,317,389
2024	2,226,675	1,362,941	—	5,992	—	—	3,595,608
2023	1,884,675	857,722	—	(99,774)	—	—	2,758,652
2022	2,598,364	344,102	—	44,372	—	—	2,986,838

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between TSR and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2022 through 2026:
Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CACI Net Income and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2022 through 2026:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CACI Revenue and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2022 through 2026:
Total Shareholder Return Vs Peer Group	The following chart illustrates the relationship between TSR and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2022 through 2026:
Tabular List, Table
The table below provides the five most important measures used by the Company to link CAP to our PEO and Non-PEO NEOs in 2026. The measures in this table are not ranked:

CACI Revenue	U.S. Operations Revenue	U.S. Operations Collections
CACI EBITDA	U.S. Operations Margin % and Dollars	3-Year Cumulative Free Cash Flow[1]
	(1) Used as performance metric for PRSUs granted FY2026.
Total Shareholder Return Amount	$ 181.59	186.85	168.60	133.60	110.45
Peer Group Total Shareholder Return Amount	140.63	165.40	112.31	93.28	90.43
Net Income (Loss)	$ 535,800,000	$ 499,800,000	$ 419,900,000	$ 384,700,000	$ 366,800,000
Company Selected Measure Amount	9,567,800,000	8,627,800,000	7,659,800,000	6,702,500,000	6,202,900,000
PEO Name	Mr. Mengucci
Additional 402(v) Disclosure	The dollar amounts reported in the "Compensation Actually Paid to PEO" and "Compensation Actually Paid to Non-PEO NEOs" reflect "Total Compensation" as set forth in the Summary Compensation Table for each year, adjusted as follows, and with calculations shown in the tables below. Equity values are determined in accordance with FASB ASC Topic 718. The fair values for outstanding and unvested equity awards made in fiscal years 2019, 2020, and 2021 were estimated using Monte Carlo simulation model factors as disclosed in the company’s Form 10-K for each fiscal year:
•minus the Annual Stock Award
•minus the Change in Pension Value
•plus the Pension Service Cost
•plus Equity Value, which is calculated as:
a.the fair value of outstanding and unvested equity awards at the end of each fiscal year
b.plus/(less) the change in fair value as of fiscal year-end for unvested awards
c.plus the fair value as of vesting for awards granted and vested during the year
d.plus/(less) the annual change in value as of vesting for prior year's awards
e.less prior year-end fair value for any equity awards forfeited during the year
	e 2025 average compensation figures for the Non-PEO NEOs have been recalculated to correct an administrative error in our prior year's proxy statement, which inadvertently excluded the compensation of Mr. Probert, a former NEO, from the average. This correction increased the previously reported 2025 Average Summary Compensation Table Total and the Average Compensation Actually Paid by $1,381,188. The 2025 adjustments in the CAP reconciliation table below have also been updated to reflect his inclusion.SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not total shareholder return or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Revenue as this measure for 2026 and 2025 as reflected in column (i) in the first table above. This performance measure may not have been the most important financial performance measure for years 2024, 2023 and 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	CACI Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	U.S. Operations Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	U.S. Operations Collections
Measure:: 4
Pay vs Performance Disclosure
Name	CACI EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	U.S. Operations Margin % and Dollars
Measure:: 6
Pay vs Performance Disclosure
Name	3-Year Cumulative Free Cash Flow1
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (146,223)	$ (175,432)	$ (2,260)	$ (640,202)	$ (380,561)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	440,406	1,093,724
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,000,063)	(12,000,385)	(10,500,017)	(6,700,105)	(5,500,180)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,884,154	16,206,446	19,254,641	11,907,226	7,297,250
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,690,366	11,313,998	14,386,558	8,747,659	5,845,808
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,182,032	2,094,905	5,063,956	3,533,633	1,159,531
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,011,756	2,797,543	(195,873)	(374,066)	291,912
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,595,608	2,758,652	2,986,838
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,075,382)	(1,053,206)	(1,625,137)	(1,210,119)	(2,525,230)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,714,857	1,317,389	3,595,608	2,758,652	2,986,838
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,956,926	992,966	2,226,675	1,884,675	2,598,364
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	859,083	372,066	1,362,941	857,722	344,102
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,898,847	559,872	5,992	(99,774)	44,372
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(607,516)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0